Pioneer Dynamic
Credit Fund

Schedule of Investments | June 30, 2019

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 96.5%
	ASSET BACKED SECURITIES - 17.1% of Net Assets
1,000,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	$1,009,040
1,200,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	1,230,505
1,667,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class F, 7.39%, 6/22/26 (144A)	1,744,701
436,460	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	450,084
1,000,000	Cig Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/26 (144A)	1,019,819
1,000,000	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	1,005,399
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,513,665
800,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	796,591
2,282,000	Engs Commercial Finance Trust, Series 2018-1A, Class E, 6.1%, 8/22/25 (144A)	2,361,109
1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	1,811,813
1,500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	1,573,284
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	518,823
500,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.57%, 11/15/26 (144A)	499,843
116,196(a)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	22,452
500,000	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	517,528
905,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	905,706
200,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	207,259
700,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	710,581
909,500(b)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.404% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	909,498
650,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class C, 4.447% (3 Month USD LIBOR + 185 bps), 4/15/26 (144A)	623,836
650,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.547% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	605,257
1,675,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	1,717,306
2,500,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	2,591,424
2,510,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	2,619,836
500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	500,000
1,000,000	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	1,021,131
1,046,768	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.8%, 9/20/48 (144A)	1,085,378
500,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	504,416
750,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	767,731
2,750,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	2,831,318
	TOTAL ASSET BACKED SECURITIES
	(Cost $33,046,184)	$33,675,333
	COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1% of Net Assets
18,812(a)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 4.544%, 10/25/33	$19,881
66,352(a)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	66,161
235,000(b)	Bellemeade Re, Ltd., Series 2018-2A, Class B1, 5.054% (1 Month USD LIBOR + 265 bps), 8/25/28 (144A)	236,360
380,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.154% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	382,816
500,000(b)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.931% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	500,315
406,062(b)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.694% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	405,936
850,000(b)	BX Trust, Series 2017-APPL, Class C, 3.794% (1 Month USD LIBOR + 140 bps), 7/15/34 (144A)	850,011
1,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.531%, 10/15/34 (144A)	1,036,804
2,050,775(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	1,909,663
1,000,000(b)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, 6.754% (1 Month USD LIBOR + 435 bps), 4/25/31 (144A)	1,054,152
1,000,000(b)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, 4.804% (1 Month USD LIBOR + 240 bps), 4/25/31 (144A)	1,012,000
1,000,000(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.704% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	1,008,613
1,000,000(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 6.504% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	1,041,031
500,000(a)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.734%, 11/15/48	484,144
63,078(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B2, 5.5%, 6/25/33	1
1,250,000(a)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,278,456
770,000(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.204% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	770,609
890,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1, 7.904% (1 Month USD LIBOR + 550 bps), 9/25/29	1,007,668
1,500,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 4.604% (1 Month USD LIBOR + 220 bps), 1/25/30	1,514,272
2,750,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 4.954% (1 Month USD LIBOR + 255 bps), 12/25/30	2,792,723
1,000,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.654% (1 Month USD LIBOR + 425 bps), 1/25/31	1,054,672
1,130,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 4.404% (1 Month USD LIBOR + 200 bps), 3/25/31	1,131,417

	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,510,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 13.404% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	$2,815,550
	350,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.704% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	351,526
	1,250,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.754% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	1,261,452
	180,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 6.504% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	184,925
	140,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.654% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	155,572
	150,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 4.454% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	150,699
	183,691	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	35,654
	84,162	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	1
	237,366	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	196,528
	1,169	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	5
	570,000(a)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	345,406
	500,000(b)	GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class B, 3.594% (1 Month USD LIBOR + 120 bps), 11/15/35 (144A)	499,052
	500,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.694% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	500,546
	750,000(b)	IMT Trust, Series 2017-APTS, Class DFL, 3.944% (1 Month USD LIBOR + 155 bps), 6/15/34 (144A)	749,172
	300,000(a)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (144A)	267,952
	375,487(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	376,895
	500,000(a)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.901%, 8/15/47 (144A)	484,953
	260,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	234,337
	454,906(b)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.79% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	452,551
	850,000(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.354% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	855,943
	1,469,799(b)	SLIDE, Series 2018-FUN, Class B, 3.644% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	1,472,080
	1,525,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.994% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	1,524,994
	416,381(b)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.769% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	416,505
	1,000,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,032,861
	900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	935,319
	750,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	638,296
	200,000(a)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.556%, 3/15/48 (144A)	192,218
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $35,253,086)	$35,688,697
		CORPORATE BONDS - 42.5% of Net Assets
		Aerospace & Defense - 0.5%
	950,000	Bombardier, Inc., 7.5%, 12/1/24 (144A)	$969,000
		Total Aerospace & Defense	$969,000
		Agriculture - 0.2%
	468,000	Darling Ingredients, Inc., 5.25%, 4/15/27 (144A)	$489,060
		Total Agriculture	$489,060
		Banks - 7.3%
	1,000,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$1,025,000
	2,250,000	BPCE SA, 4.875%, 4/1/26 (144A)	2,420,318
EUR	1,200,000(a)(c)	Cooperatieve Rabobank UA, 6.625% (5 Year EUR Swap Rate + 670 bps)	1,510,000
	1,955,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	2,074,744
	1,600,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,376,000
	1,000,000(a)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	1,051,250
	1,000,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,077,750
	1,020,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,072,326
	430,000(a)(c)	Societe Generale SA, 8.0% (5 Year USD 1100 Run ICE Swap Rate + 587 bps) (144A)	474,075
	2,000,000	UBS AG, 7.625%, 8/17/22	2,243,420
		Total Banks	$14,324,883
		Building Materials - 0.8%
	1,520,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	$1,573,200
		Total Building Materials	$1,573,200
		Chemicals - 0.8%
	1,600,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$1,656,000
		Total Chemicals	$1,656,000
		Commercial Services - 0.8%
	1,579,000	Brink's Co., 4.625%, 10/15/27 (144A)	$1,577,026
		Total Commercial Services	$1,577,026
		Computers - 1.3%
	2,375,000	Dell International LLC/EMC Corp., 4.42%, 6/15/21 (144A)	$2,447,296
		Total Computers	$2,447,296

Principal
Amount
USD ($)		Value
	Diversified Financial Services - 2.3%
695,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$703,944
1,000,000(d)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	1,445,229
890,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	891,353
1,425,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	1,410,750
	Total Diversified Financial Services	$4,451,276
	Electric - 1.7%
1,443,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$1,464,645
960,000	Southern California Edison Co., 4.875%, 3/1/49	1,079,418
795,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	841,706
	Total Electric	$3,385,769
	Entertainment - 0.1%
220,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$240,625
	Total Entertainment	$240,625
	Environmental Control - 0.6%
1,200,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$1,220,652
	Total Environmental Control	$1,220,652
	Healthcare-Services - 3.7%
1,500,000	Centene Corp., 4.75%, 1/15/25	$1,548,315
115,000	HCA, Inc., 5.625%, 9/1/28	124,488
1,200,000	HCA, Inc., 5.875%, 5/1/23	1,304,856
76,000	HCA, Inc., 5.875%, 2/1/29	83,315
1,700,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,768,000
1,225,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,303,859
1,190,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	1,240,575
	Total Healthcare-Services	$7,373,408
	Home Builders - 2.0%
2,190,000	KB Home, 7.0%, 12/15/21	$2,350,418
1,500,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,575,000
	Total Home Builders	$3,925,418
	Insurance - 0.1%
100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$144,523
	Total Insurance	$144,523
	Internet - 0.5%
1,000,000	Netflix, Inc., 4.375%, 11/15/26	$1,022,800
	Total Internet	$1,022,800
	Iron & Steel - 1.1%
2,010,000	ArcelorMittal, 5.5%, 3/1/21	$2,092,428
	Total Iron & Steel	$2,092,428
	Media - 2.0%
2,466,000	Time Warner Cable LLC, 4.125%, 2/15/21	$2,511,856
1,400,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	1,498,000
	Total Media	$4,009,856
	Oil & Gas - 4.8%
1,528,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	$1,550,920
1,300,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	1,257,750
1,350,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)	1,383,750
1,300,000	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25	1,361,750
1,500,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,384,500
2,525,000	Sunoco LP/Sunoco Finance Corp., 4.875%, 1/15/23	2,578,656
	Total Oil & Gas	$9,517,326
	Packaging & Containers - 0.5%
1,000,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	$1,016,250
	Total Packaging & Containers	$1,016,250
	Pharmaceuticals - 1.2%
900,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	$932,625
1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,328,250
	Total Pharmaceuticals	$2,260,875
	Pipelines - 7.7%
900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$879,750
1,390,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,548,112
1,515,000	DCP Midstream Operating LP, 3.875%, 3/15/23	1,526,362
1,400,000	Enable Midstream Partners LP, 4.95%, 5/15/28	1,467,585
1,440,000	Energy Transfer Operating LP, 5.5%, 6/1/27	1,609,672
2,940,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	2,881,200
1,500,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	1,447,500
1,450,000	ONEOK, Inc., 6.875%, 9/30/28	1,775,672
1,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,563,500
327,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	356,839
	Total Pipelines	$15,056,192
	Telecommunications - 2.3%
1,355,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,392,262
1,520,000	Level 3 Financing, Inc., 5.375%, 5/1/25	1,569,400
1,500,000	Sprint Capital Corp., 6.875%, 11/15/28	1,541,700
	Total Telecommunications	$4,503,362

Principal
Amount
USD ($)		Value
	Trucking & Leasing - 0.2%
400,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$409,500
	Total Trucking & Leasing	$409,500
	TOTAL CORPORATE BONDS
	(Cost $80,539,326)	$83,666,725
	INSURANCE-LINKED SECURITIES - 1.9% of Net Assets(e)
	Catastrophe Linked Bonds - 1.3%
	Earthquakes - California - 0.5%
250,000(b)	Ursa Re, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$247,475
250,000(b)	Ursa Re, 6.087% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	246,725
250,000(b)	Ursa Re, 6.167% (3 Month U.S. Treasury Bill + 408 bps), 12/10/20 (144A)	247,275
250,000(b)	Ursa Re, 7.457% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	246,725
		$988,200
	Multiperil - U.S. - 0.4%
250,000(b)	Kilimanjaro II Re, 11.403% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	$240,750
250,000(b)	Residential Reinsurance 2016, 7.517% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	241,725
250,000(b)	Residential Reinsurance 2017, 7.847% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	241,475
		$723,950
	Multiperil - Worldwide - 0.4%
400,000(b)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$395,600
250,000(b)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	247,500
250,000(b)	Galilei Re, 11.146% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	247,625
		$890,725
	Total Catastrophe Linked Bonds	$2,602,875

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(f)(g)	Cypress Re 2017, 1/10/20	$21,650
12,000+(g)	Limestone Re 2016-1, 8/31/21	29,413
250,000+(f)(g)	Resilience Re, 12/31/19	175
	Total Collateralized Reinsurance	$51,238
	Reinsurance Sidecars - 0.6%
	Multiperil - U.S. - 0.2%
1,500,000+(f)(g)	Carnoustie Re 2015, 7/31/20	$4,800
500,000+(f)(g)	Carnoustie Re 2016, 11/30/20	13,500
500,000+(f)(g)	Carnoustie Re 2017, 11/30/21	127,100
250,000+(f)(g)	Carnoustie Re 2018, 12/31/21	24,950
1,500,000+(f)(h)	Harambee Re 2018, 12/31/21	278,755
700,000+(f)(g)	Prestwick Re 2015-1, 7/31/20	11,900
		$461,005
	Multiperil - Worldwide - 0.4%
500,000+(f)(g)	Arlington Re 2015, 2/1/20	$24,300
41,791+(g)	Berwick Re 2018-1, 12/31/21	6,900
32,174+(f)(g)	Berwick Re 2019-1, 12/31/22	33,221
250,000+(f)(h)	Blue Lotus Re 2018, 12/31/21	267,900
25,000+(f)(g)	Eden Re II, 3/22/22 (144A)	59,407
250,000+(f)(h)	Lorenz Re 2017, 3/31/20	4,275
2,000,000+(g)	Pangaea Re 2015-1, 2/1/20	2,600
2,000,000+(g)	Pangaea Re 2015-2, 11/30/19	1,800
1,000,000+(g)	Pangaea Re 2016-1, 11/30/20	3,300
1,000,000+(g)	Pangaea Re 2017-1, 11/30/21	16,100
217,248+(f)(g)	St. Andrews Re 2017-4, 6/1/20	21,377
250,000+(f)(h)	Thopas Re 2018, 12/31/21	45,275
1,500,000+(g)	Versutus Re 2017, 11/30/21	11,400
1,500,000+(f)(g)	Versutus Re 2018, 12/31/21	3,450
250,000+(f)(h)	Viribus Re 2018, 12/31/21	78,950
106,153+(f)(h)	Viribus Re 2019, 12/31/22	114,168
		$694,423
	Total Reinsurance Sidecars	$1,155,428
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $4,362,181)	$3,809,541

Principal
Amount
USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 8.1% of Net Assets*(b)
	Automobile - 0.2%
296,859	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.625% (LIBOR + 225 bps), 3/11/21	$297,089
	Total Automobile	$297,089
	Beverage, Food & Tobacco - 0.3%
610,336	Albertson's LLC, 2017-1 Term B-6 Loan, 5.402% (LIBOR + 300 bps), 6/22/23	$610,675
	Total Beverage, Food & Tobacco	$610,675
	Buildings & Real Estate - 0.2%
304,124	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	$303,531
	Total Buildings & Real Estate	$303,531

Principal
Amount
USD ($)		Value
	Chemicals, Plastics & Rubber - 0.4%
823,966	Univar USA, Inc., Term B-3 Loan, 4.652% (LIBOR + 225 bps), 7/1/24	$822,707
	Total Chemicals, Plastics & Rubber	$822,707
	Computers & Electronics - 0.7%
982,500	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.33% (LIBOR + 300 bps), 9/19/24	$976,053
299,250	Energizer Holdings, Inc., Term B Loan, 4.75% (LIBOR + 225 bps), 12/17/25	298,689
206,585	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/26/25	201,421
	Total Computers & Electronics	$1,476,163
	Diversified & Conglomerate Manufacturing - 0.1%
309,720	Commercial Barge Line Co., Initial Term Loan, 11.152% (LIBOR + 875 bps), 11/12/20	$214,482
	Total Diversified & Conglomerate Manufacturing	$214,482
	Diversified & Conglomerate Service - 2.3%
982,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.652% (LIBOR + 325 bps), 8/30/24	$966,534
641,306	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.152% (LIBOR + 375 bps), 7/28/22	641,146
980,000	Constellis Holdings LLC, First Lien Term B Loan, 7.583% (LIBOR + 500 bps), 4/21/24	749,700
500,355	Filtration Group Corp., Initial Dollar Term Loan, 5.402% (LIBOR + 300 bps), 3/29/25	499,909
500,000	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.421% (LIBOR + 200 bps), 3/18/24	499,584
1,245,930	WEX, Inc., Term B-3 Loan, 4.652% (LIBOR + 225 bps), 5/15/26	1,243,335
	Total Diversified & Conglomerate Service	$4,600,208
	Electric & Electrical - 0.2%
416,961	Rackspace Hosting, Inc., First Lien Term B Loan, 5.576% (LIBOR + 300 bps), 11/3/23	$385,376
	Total Electric & Electrical	$385,376
	Electronics - 0.2%
343,266	Avast Holding BV, 2018 Refinancing Dollar Term Loan, 4.58% (LIBOR + 225 bps), 9/29/23	$343,137
	Total Electronics	$343,137
	Healthcare & Pharmaceuticals - 0.7%
478,188	Acadia Healthcare Co., Inc., Tranche B-3 Term Loan, 4.902% (LIBOR + 250 bps), 2/11/22	$476,993
982,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.902% (LIBOR + 350 bps), 9/26/24	929,997
	Total Healthcare & Pharmaceuticals	$1,406,990
	Healthcare, Education & Childcare - 0.0%†
18,143	Select Medical Corp., Tranche B Term Loan, 4.85% (LIBOR + 250 bps), 3/6/25	$18,120
	Total Healthcare, Education & Childcare	$18,120
	Hotel, Gaming & Leisure - 0.3%
494,871	Eldorado Resorts, Inc., Term Loan, 4.688% (LIBOR + 225 bps), 4/17/24	$494,351
	Total Hotel, Gaming & Leisure	$494,351
	Insurance - 0.5%
982,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	$959,780
	Total Insurance	$959,780
	Leisure & Entertainment - 0.4%
835,405	Fitness International LLC, Term B Loan, 5.652% (LIBOR + 325 bps), 4/18/25	$830,880
	Total Leisure & Entertainment	$830,880
	Machinery - 0.2%
441,707	NN, Inc., Tranche B Term Loan, 6.152% (LIBOR + 375 bps), 10/19/22	$436,001
	Total Machinery	$436,001
	Printing & Publishing - 0.3%
687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.402% (LIBOR + 300 bps), 9/28/23	$685,671
	Total Printing & Publishing	$685,671
	Transport - 0.2%
369,902	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.44% (LIBOR + 500 bps), 9/14/20	$369,285
	Total Transport	$369,285
	Utilities - 0.9%
509,252	APLP Holdings, Ltd. Partnership, Term Loan, 5.152% (LIBOR + 275 bps), 4/13/23	$510,102
552,908	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.152% (LIBOR + 375 bps), 10/2/23	553,138
666,528	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.402% (LIBOR + 200 bps), 8/4/23	666,488
	Total Utilities	$1,729,728
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $16,477,094)	$15,984,174
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7% of Net Assets
7,100,000(i)	U.S. Treasury Bills, 7/16/19	$7,093,939
10,000,000	U.S. Treasury Notes, 2.125%, 12/31/22	10,135,977
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $16,921,328)	$17,229,916

Shares		Value
RIGHT/WARRANT - 0.0% of Net Assets
Household Products - 0.0%
15^(f)(j)	LTR Intermediate Holdings, Inc.	$ –
	Total Household Products	$ –
TOTAL RIGHT/WARRANT
	(Cost $–)	$ –
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
60	S&P 500 Index	Citigroup Global Markets, Inc.	USD	163,800	USD	2,700	9/20/19	$132,000
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $163,800)							$132,000
	OVER THE COUNTER (OTC) CALL OPTION PURCHASED - 0.0%†
5,000	S&P 500 Index	Citibank NA	EUR	346,765	EUR	3,650	7/21/19	$2,251
	TOTAL OVER THE COUNTER (OTC) CALL OPTION PURCHASED
	(Premiums paid $346,765)							$2,251
	TOTAL OPTIONS PURCHASED
	(Premiums paid $510,565)							$134,251
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.5%
	(Cost $187,109,764)							$190,188,637
	OTHER ASSETS AND LIABILITIES - 3.5%							$6,878,843
	NET ASSETS - 100.0%							$197,067,480

bps	Basis Points.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2019, the value of these securities amounted to $98,516,039, or 50.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at June 30, 2019.
(b)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2019.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2019.
(e)	Securities are restricted as to resale.
(f)	Non-income producing security.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	LTR Intermediate Holdings, Inc. warrant is exercisable into 15 shares.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
EUR	631,736	USD	(709,558)	Bank of America NA	7/26/19	$10,584

FUTURES CONTRACTS

FIXED INCOME INTEREST FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
170	U.S. 5 Year Note (CBT)	9/30/19	$19,870,749	$20,086,562	$215,813
70	U.S. 10 Year Note (CBT)	9/19/19	8,822,735	8,957,813	135,078
TOTAL FUTURES CONTRACTS			$28,693,484	$29,044,375	$350,891

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)		Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
EUR	24,000,000	Markit iTraxx Europe Crossover	Pay	5.00%	6/20/24	$(3,056,575)	$(65,074)	$(3,121,649)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)		Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
	5,616,000	Markit CDX North America High Yield Index Series 28	Receive	5.00%	6/20/22	$413,723	$(136)	$413,587
	5,626,000	Markit CDX North America High Yield Index Series 29	Receive	5.00%	12/20/22	381,311	52,579	433,890
	9,942,500	Markit CDX North America High Yield Index Series 30	Receive	5.00%	6/20/23	619,815	211,282	831,097
	19,157,500	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	1,190,156	404,280	1,594,436
EUR	9,003,302	Markit iTraxx Europe Crossover	Receive	5.00%	6/20/22	1,163,625	(208,699)	954,926
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$3,768,630	$459,306	$4,227,936
TOTAL SWAP CONTRACTS						$712,055	$394,232	$1,106,287

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly.
(3)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$–	$33,675,333	$–		$33,675,333
Collateralized Mortgage Obligations	–	35,688,697	–		35,688,697
Corporate Bonds	–	83,666,725	--		83,666,725
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	51,238		51,238
Reinsurance Sidecars
Multiperil - U.S.	–	–	461,005		461,005
Multiperil - Worldwide	–	–	694,423		694,423
All Other Insurance-Linked Securities	–	2,602,875	–		2,602,875
Senior Secured Floating Rate Loan Interests	–	15,984,174	–		15,984,174
U.S. Government and Agency Obligations	–	17,229,916	–		17,229,916
Right/Warrant
Household Products	–	–	–	*	–	*
Exchange-Traded Put Option Purchased	132,000	--	–		132,000
Over The Counter (OTC) Call Option Purchased	–	2,251	–		2,251
Total Investments in Securities	$132,000	$188,849,971	$1,206,666		$190,188,637
Other Financial Instruments
Net unrealized appreciation on forward foreign currency contracts	$–	$10,584	$–		$10,584
Net unrealized appreciation on futures contracts	350,891	–	–		350,891
Swap contracts, at value	–	1,106,287	–		1,106,287
Total Other Financial Instruments	$350,891	$1,116,871	$–		$1,467,762

*    Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Corporate Bonds	Insurance-Linked Securities	Right/Warrant		Total
Balance as of 3/31/19	$1,316,208	$2,403,621	$--	*	$3,719,829
Realized gain (loss)	--	--	--		--
Change in unrealized appreciation (depreciation)	--	12,933	--		12,933
Accrued discounts/premiums	--	--	--		--
Purchases	--	25,000	--		25,000
Sales	--	(1,234,888)	--		(1,234,888)
Transfer in to Level 3**	--	--	--		--
Transfers out of Level 3**	(1,316,208)	--	--		(1,316,208)
Balance as of 6/30/19	$--	$1,206,666	$--	*	$1,206,666

*	Security valued at $0.
**
Transfers are calculated on the beginning of period values. During the three months ended June 30, 2019 an investment having value of $1,316,208 was transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine its value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2019: $48,491.